Document and Entity Information	Apr. 12, 2016
Prospectus:
Document Type	497
Document Period End Date	Apr. 12, 2016
Registrant Name	Allianz Funds Multi-Strategy Trust
Central Index Key	0001423227
Amendment Flag	false
Document Creation Date	Apr. 12, 2016
Document Effective Date	Apr. 13, 2016
Prospectus Date	Feb. 01, 2016
AllianzGI Global Dynamic Allocation Fund | Class A
Prospectus:
Trading Symbol	ASGAX
AllianzGI Global Dynamic Allocation Fund | Class C
Prospectus:
Trading Symbol	ASACX
AllianzGI Global Dynamic Allocation Fund | Class P
Prospectus:
Trading Symbol	AGSPX
AllianzGI Global Dynamic Allocation Fund | Class R
Prospectus:
Trading Symbol	ASFRX
AllianzGI Global Dynamic Allocation Fund | Institutional Class
Prospectus:
Trading Symbol	AGAIX
AllianzGI Global Dynamic Allocation Fund | Atrative Clasdminiss
Prospectus:
Trading Symbol	AGFAX